COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands	Mar. 02, 2023	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
Release liability amount		$ 552
Unbilled services		1,486
Forfeited advanced payments		1,091
Gain on liability		$ 946
Payables to parexel in accounts payable and accrued liabilities			$ 1,414
Prepaid expenses and other receivables			$ 1,277
Budgeted costs	$ 12,100